Prepayments And Other Current Assets - Summary of Prepayments And Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred Costs Capitalized Prepaid And Other Assets [Abstract]
Deductible input VAT	¥ 18,416	$ 2,670	¥ 23,232
Prepayments	20,523	2,976	30,695
Deposits	2,094	304	1,874
Interest receivable	103	15	111
Employee loan (i)	0	0	3,500
Others	10,326	1,497	867
Prepayments and other Current Asset	¥ 51,462	$ 7,462	¥ 60,279